UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  122 East 42nd Street, 47th Floor
          New York, New York 10168

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James Gellert
Title:  Managing Member
Phone:  212 599 4300


Signature, Place and Date of Signing:

 /s/ James Gellert              New York, New York              May 11, 2006
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $193,140
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



NONE

                                                     FORM 13F INFORMATION TABLE
                                 TITLE OF                   VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS   SOLE   SHARED   NONE

ACXIOM CORP                        COM          005125109   5,798     224,400   SH           Sole               224,400
AMERIGROUP CORP                    COM          03073T102   4,957     235,600   SH           Sole               235,600
AMSURG CORP                        COM          03232P405   3,596     158,499   SH           Sole               158,499
ANNTAYLOR STORES CORP              COM          036115103   5,353     145,500   SH           Sole               145,500
ASSURANT INC                       COM          04621X108   9,417     191,200   SH           Sole               191,200
BARNES & NOBLE, INC                COM          067774109   5,684     122,900   SH           Sole               122,900
BRIGHT HORIZON FAMILY SOLUTI       COM          109195107   2,498     64,500    SH           Sole               64,500
CAVCO INDS INC DEL                 COM          149568107   7,028     144,629   SH           Sole               144,629
CENTENE CORPORATION                COM          15135B101   5,265     180,500   SH           Sole               180,500
CIMAREX ENERGY CO                  COM          171798101   8,903     205,800   SH           Sole               205,800
COBIZ INC                          COM          190897108   1,460     70,896    SH           Sole               70,896
COMFORT SYS USA INC                COM          199908104   7,155     530,000   SH           Sole               530,000
CORINTHIAN COLLEGES INC            COM          218868107   3,611     250,700   SH           Sole               250,700
EDUCATE INC                        COM          28138P100   4,595     539,300   SH           Sole               539,300
EDUCATION MGMT CORP                COM          28139T101   1,731     41,600    SH           Sole               41,600
ENDO PHARMACEUTICALS HLDGS I       COM          29264F205     984     30,000    SH           Sole               30,000
FAIR ISAAC CORP                    COM          303250104   2,868     72,400    SH           Sole               72,400
FORWARD AIR CORP                   COM          349853101   5,821     156,100   SH           Sole               156,100
FRANKLIN ELEC INC                  COM          353514102   1,257     23,000    SH           Sole               23,000
ICU MED INC                        COM          44930G107   4,390     121,300   SH           Sole               121,300
ITT EDUCATIONAL SERVICES INC       COM          45068B109   4,541     70,900    SH           Sole               70,900
INDUSTRIAL DISTR GROUP INC         COM          456061100   1,372     162,351   SH           Sole               162,351
JACKSON HEWITT TAX SVCS INC        COM          468202106   7,109     225,100   SH           Sole               225,100
KEYSTONE AUTOMOTIVE INDS INC       COM          49338N109   1,043     24,700    SH           Sole               24,700
KNIGHT TRANSN INC                  COM          499064103   2,074     105,000   SH           Sole               105,000
KRONOS INC                         COM          501052104   7,732     206,800   SH           Sole               206,800
LAUREATE EDUCATION INC             COM          518613104   4,203     78,800    SH           Sole               78,800
LIFETIME BRANDS INC                COM          53222Q103   5,141     182,374   SH           Sole               182,374
LINCOLN EDL SVCS CORP              COM          533535100   4,062     239,631   SH           Sole               239,631
MOLECULAR DEVICES CORP             COM          60851C107   1,326     40,000    SH           Sole               40,000
MOLINA HEALTHCARE INC              COM          60855R100   4,783     142,900   SH           Sole               142,900
NATIONAL MED HEALTH CARD SYS       COM NEW      636918302   3,729     133,165   SH           Sole               133,165
NORTH POINTE HLDGS CORP            COM          661696104     668     53,400    SH           Sole               53,400
ORIGEN FINL, INC                   COM          68619E208     539     88,700    SH           Sole               88,700
OWENS & MINOR INC NEW              COM          690732102   7,127     217,500   SH           Sole               217,500
RETAIL VENTURES INC                COM          76128Y102   7,117     485,500   SH           Sole               485,500
SCANSOURCE INC                     COM          806037107   5,709     94,500    SH           Sole               94,500
STUDENT LN CORP                    COM          863902102   5,685     24,400    SH           Sole               24,400
SYBRON DENTAL SPECIALTIES IN       COM          871142105   2,289     55,500    SH           Sole               55,500
TNS INC                            COM          872960109   2,808     132,600   SH           Sole               132,600
TEAM INC                           COM          878155100   6,608     198,675   SH           Sole               198,675
TECHTEAM GLOBAL INC                COM          878311109   2,202     197,800   SH           Sole               197,800
YARDVILLE NATL BANCORP             COM          985021104   1,898     51,569    SH           Sole               51,569
ASSURED GUARANTY LTD               COM          G0585R106   5,570     222,800   SH           Sole               222,800
MAX RE CAPITAL LTD HAMILTON        SHS          G6052F103   5,437     228,465   SH           Sole               228,465
                                                            193,140


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